Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Per Share Computations For Net Loss
The following is a reconciliation of the denominators of the basic and diluted per share computations for net loss (in thousands, except share and per share data):

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022
Net loss per share:
Numerator – basic and diluted:
Net loss from continuing operations	$(94,411)	$(153,653)	$(1,960,449)
Less: Net loss from continuing operations attributable to noncontrolling interest	(51,828)	(102,719)	(1,390,910)
Net loss from continuing operations attributable to Bakkt Holdings, Inc.	$(42,583)	$(50,934)	$(569,539)

Net loss from discontinued operations, net of tax	$(9,036)	$(72,159)	$(29,485)
Less: Net loss from discontinued operations attributable to noncontrolling interest	(4,960)	(48,239)	(20,919)
Net loss from discontinued operations attributable to Bakkt Holdings, Inc.	$(4,076)	$(23,920)	$(8,566)

Net loss attributable to Bakkt Holdings, Inc.	$(46,659)	$(74,854)	$(578,105)

Denominator – basic and diluted:
Weighted average shares outstanding – basic	5,855,083	3,563,333	2,846,719
Weighted average shares outstanding – diluted	5,855,083	3,563,333	2,846,719

Basic loss per share attributable to Bakkt Holdings, Inc.
Continuing operations	$(7.27)	$(14.29)	$(200.07)
Discontinued operations	$(0.70)	$(6.72)	$(3.01)
Total basic net loss per share attributable to Bakkt Holdings Inc.	$(7.97)	$(21.01)	$(203.08)

Diluted loss per share attributable to Bakkt Holdings, Inc.
Continuing operations	$(7.27)	$(14.29)	$(200.07)
Discontinued operations	$(0.70)	$(6.72)	$(3.01)
Total basic net loss per share attributable to Bakkt Holdings Inc.	$(7.97)	$(21.01)	$(203.08)

Schedule of Weighted-Average Potential Common Shares Excluded From Diluted Loss Per Common Share	The following table summarizes the total potential common shares excluded from diluted loss per common share as their effect would be anti-dilutive (in thousands):

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022
RSUs and PSUs	1,421	521	551
Public warrants	286	286	286
Opco warrants	—	32	32
Class 1 and Class 2 warrants	2,018	—	—
Opco unvested incentive units	—	—	89
Opco common units	7,178	7,200	7,250
Total	10,903	8,039	8,208